EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Partnership Units [Line Items]
Share issuance		$ 339
Exchangeable shares outstanding (Shares)
Schedule of Partnership Units [Line Items]
Share issuance (in shares)		21,094,441
Class B shares outstanding (Shares)
Schedule of Partnership Units [Line Items]
Share issuance (in shares)		0
Share capital
Schedule of Partnership Units [Line Items]
Share issuance		$ 339
Share capital | Exchangeable shares outstanding (Shares)
Schedule of Partnership Units [Line Items]
Number of shares outstanding, special distribution (in shares)		69,500,000
Share capital | Class B shares outstanding (Shares)
Schedule of Partnership Units [Line Items]
Number of shares outstanding, special distribution (in shares)		2
Class C Shares
Schedule of Partnership Units [Line Items]
Share issuance (in shares)	9,000,000	9,013,983,000,000	0
Class C Shares | Share capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding, special distribution (in shares)		2,100,000
Share issuance	$ 339	$ 339	$ 0
Number of share issued (in dollars per share)	$ 37.64